Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of maturity analysis of operating lease payments

Services agreements not to be terminated	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Within 1 year	29,985,864	50,820,240
Between 1 and 5 years	84,485,645	60,096,921
More than 5 years	354,889	33,177,327
Total	114,826,398	144,094,488

Schedule of purchase and supplies contracts

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	599,196,346	10,648,900
Between 1 and 5 years	1,453,836,340	9,302,372
More than 5 years	1,120,559,986	-
Total	3,173,592,672	19,951,272

Schedule of trials and claims

Company	Court	Description	Status	Estimated accrued loss contingency
Cervecera CCU Chile Ltda.	Labour Court	Laboral protection.	Evidentiary stage.	ThCh$ 28,603
Comercial CCU S.A. (2)	Labour Court	Lawsuit for unjustified dismissal and collection of employee benefits.	Evidentiary stage.	ThCh$ 133,099
Comercial CCU S.A.	Labour Court	Laboral protection.	Evidentiary stage.	ThCh$ 67,509
Compañía Cervecerías Unidas S.A.	Labour Court	Laboral protection.	Evidentiary stage.	ThCh$ 51,203
Fábrica de Envases Plásticos S.A.	Labour Court	Lawsuit for unjustified dismissal and collection of employee benefits.	Evidentiary stage.	ThCh$ 41,003
Transportes CCU Ltda.	Labour Court	Lawsuit for damages.	Evidentiary stage.	ThCh$ 211,811
Transportes CCU Ltda. (3)	Labour Court	Lawsuit for unjustified dismissal and collection of employee benefits.	Evidentiary stage.	ThCh$ 246,149
Aguas de Origen S.A. (1)	Labour Court	Lawsuit for workplace accident.	Evidentiary stage.	USD 188,585 (ThCh$ 171,071)
Aguas de Origen S.A. (4)	Labour Court	Lawsuit for unjustified dismissal.	Evidentiary stage.	USD 632,542 (573,798)
Aguas de Origen S.A. (5)	Labour Court	Lawsuit for unjustified dismissal.	Sentence.	USD 219,853 (ThCh 199,435)
Aguas de Origen S.A. (3)	Labour Court	Trial for indemnity differences.	Evidentiary stage.	USD 150,378 (ThCh$ 136,412)
Aguas de Origen S.A. (1)	Labour Court	Trial for indemnity differences.	Sentence.	USD 126,615 (ThCh$ 114,856)
Aguas de Origen S.A. (2)	Civil and Commercial Court	Lawsuit for damages.	Evidentiary stage.	USD 148,563 (ThCh$ 134,766)
Artesanos de Cervezas S.A.S.	Labour Court	Recognition and payment of indemnity for retirement without just cause and moratorium indemnity.	Evidentiary stage.	USD 30,125 (ThCh$ 27,327)
Central Cervecera de Colombia S.A.S.	Directorate of Consumer Protection Investigations of the Superintendency of Industry and Commerce	Consumer Protection.	Evidentiary stage.	USD 133,082 (ThCh$ 120,723)
Zona Franca Central Cervecera S.A.S.	Autonomous Corporation of Cundinamarca	Environmental law / Environmental protection.	Evidentiary stage.	USD 33,721 (ThCh$ 30,589)

(1)	Includes two trials.
(2)	Includes three trials.
(3)	Includes four trials.
(4)	Includes five trials.
(5)	Includes six trials.

Schedule of Cicsa guarantees

Institution	Amount	Due date
Banco Itaú	USD 2,600,000	December 22, 2026

-	The subsidiary Aguas de Origen S.A. mantains a financial debt with a Banco Macro in Argentina, which is endorsed by the subsidiary Compañía Industrial Cervecera S.A. through a guarantee letter, and is detailed as follow:

Institution	Amount	Due date
Banco Macro	ARS 7,000,000,000	January 6, 2031